Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Year ended December 31,

	2010	2011	2012

Net income/ (loss) attributable to Dryships Inc.	$ 188,327	$ (70,128)	$ (246,778)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(153,092)	(75,231)	$ (81,760)
Net transfers to the non-controlling interest	(153,092)	(75,231)	$ (81,760)
Net income/(loss) attributable to Dryships Inc. and transfers to/from the non-controlling interest	$ 35,235	$ (145,359)	$ (328,538)